EMPLOYEE BENEFIT PLANS - economic assumptions used in the determination of the present value of the defined benefit plans (Details)	Dec. 31, 2020	Dec. 31, 2019
Colombia
Disclosure of employee benefit plans
Discount rate	5.50%	5.70%
Rate of wage increase	5.75%	5.95%
Projected inflation	3.25%	3.45%
Rate of pension increase	3.25%	3.45%
Bancolombia Panama
Disclosure of employee benefit plans
Discount rate	2.40%	2.80%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%
Banistmo
Disclosure of employee benefit plans
Discount rate	2.40%	4.00%
Rate of wage increase	(1.70%)	3.40%
Projected inflation	1.00%	3.00%
El Salvador
Disclosure of employee benefit plans
Discount rate	2.30%	3.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%
Guatemala
Disclosure of employee benefit plans
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%